Intangible assets, net (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible assets, net
Subtotal	¥ 18,078,651			$ 2,523,683	¥ 17,135,254
Less: accumulated amortization	(802,449)			(112,018)	(191,438)
Intangible assets, net	17,276,202			2,411,665	16,943,816
Amortization expenses	611,011	$ 85,294	¥ 12,468
Software purchased
Intangible assets, net
Subtotal	5,606,954			782,701	5,606,954
Copyrights purchased
Intangible assets, net
Subtotal	¥ 12,471,697			$ 1,740,982	¥ 11,528,300